N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.1%)

Education (10.9%)
Gallatin County School District No 44 Belgrade 3.500% 06/15/28	$575,000	$598,937
Montana State Board of Regents 5.000% 11/15/23	250,000	277,523
*Montana State Board of Regents 4.000% 05/15/25	2,000,000	2,147,600
Montana State Board of Regents 4.000% 05/15/26	1,145,000	1,217,420
Montana State Board of Regents 4.000% 11/15/25	500,000	537,720
Montana State Board of Regents 5.000% 11/15/25	500,000	573,350
Montana State Board of Regents 5.000% 11/15/30	240,000	272,777
Montana State Board of Regents 5.000% 11/15/24	200,000	232,760
Montana State Board of Regents 5.000% 11/15/31	500,000	590,340
Montana State Board of Regents 5.000% 11/15/43	1,000,000	1,149,330
University of Montana/Missoula MT 5.375% 05/15/19	180,000	183,764
		7,781,521
General Obligation (40.7%)
City of Bozeman MT 4.000% 07/01/28	540,000	596,095
City & County of Butte Silver Bow MT 4.000% 07/01/26	115,000	127,403
City & County of Butte Silver Bow MT 4.000% 07/01/28	215,000	235,464
City & County of Butte Silver Bow MT 4.000% 07/01/30	225,000	242,143
City & County of Butte Silver Bow MT 4.000% 07/01/32	240,000	255,209
City & County of Butte Silver Bow MT 4.500% 07/01/34	850,000	938,001
Cascade County Elementary School District No 1 Great Falls 5.000% 07/01/27	1,120,000	1,353,341
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/29	925,000	1,025,640
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/30	935,000	1,028,874
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/31	700,000	764,897
Cascade County High School District A Great Falls 4.000% 07/01/28	610,000	680,748
Cascade County High School District A Great Falls 5.000% 07/01/27	1,110,000	1,341,257
Cascade County High School District A Great Falls 4.000% 07/01/30	670,000	737,268
Flathead County High School District No 5 Kalispell 5.000% 01/01/23	540,000	609,433
Flathead County School District No 29 Somers 4.000% 07/01/29	460,000	502,900
Flathead County School District No 29 Somers 4.000% 07/01/31	270,000	291,665
Flathead County School District No 44 Whitefish 4.000% 07/01/33	265,000	284,114
Flathead County School District No 44 Whitefish 4.000% 07/01/34	350,000	373,349
Flathead County School District No 44 Whitefish 4.000% 07/01/35	365,000	389,433
Gallatin County High School District No 7 Bozeman 5.000% 06/01/23	495,000	562,983
Gallatin County School District No 72 Ophir 3.500% 07/01/23	555,000	581,684
Gallatin County School District No 72 Ophir 3.750% 07/01/24	645,000	676,728
Gallatin County School District No 72 Ophir 4.000% 07/01/25	420,000	442,945
Gallatin County School District No 7 Bozeman 4.000% 12/01/32	915,000	994,431
Gallatin County School District No 7 Bozeman 4.000% 12/01/33	515,000	558,013
Gallatin County School District No 27 Monforton 4.250% 06/15/26	415,000	460,397
Meagher County K 12 School District No 8 White Sulphur 4.000% 07/01/28	475,000	529,231
Missoula High School District No 1 4.000% 07/01/32	275,000	295,534
Hellgate School District No 4 5.000% 06/15/28	500,000	585,180
Hellgate School District No 4 5.000% 06/15/29	500,000	582,010
Hellgate School District No 4 5.000% 06/15/30	500,000	579,475
City of Missoula MT 4.000% 07/01/26	350,000	388,973
City of Missoula MT 4.000% 07/01/31	250,000	269,008
*Missoula County Elementary School District No 1 4.000% 07/01/32	1,200,000	1,294,164
Missoula County Elementary School District No 1 4.000% 07/01/33	750,000	802,178
State of Montana 4.000% 08/01/23	385,000	427,014
State of Montana 4.000% 08/01/26	855,000	947,682
State of Montana 4.000% 08/01/27	480,000	526,267
County of Ravalli MT 4.250% 07/01/27	150,000	152,738
County of Ravalli MT 4.350% 07/01/28	155,000	158,570
County of Ravalli MT 4.400% 07/01/29	165,000	168,711
County of Ravalli MT 4.250% 07/01/30	755,000	814,570
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/31	450,000	486,405
Yellowstone County School District No 2 Billings 5.000% 06/15/24	500,000	587,085
Yellowstone County School District No 2 Billings 5.000% 06/15/26	515,000	600,907
Yellowstone County School District No 2 Billings 5.000% 06/15/27	1,000,000	1,160,760
Yellowstone County School District No 2 Billings 5.000% 06/15/31	350,000	403,144
Yellowstone County School District No 2 Billings 5.000% 06/15/32	435,000	499,819
Yellowstone County School District No 8 Elder Grove 5.000% 07/01/26	660,000	771,613
		29,085,453
Health Care (18.7%)
Montana Facility Finance Authority 4.500% 07/01/23	250,000	251,808
Montana Facility Finance Authority 4.500% 07/01/23	1,025,000	1,084,122
*Montana Facility Finance Authority 4.650% 07/01/24	1,365,000	1,442,696
Montana Facility Finance Authority 4.750% 07/01/25	380,000	401,546
Montana Facility Finance Authority 5.250% 06/01/30	660,000	709,170
Montana Facility Finance Authority 5.125% 06/01/26	1,000,000	1,080,320
Montana Facility Finance Authority 5.000% 07/01/24	250,000	286,943
Montana Facility Finance Authority 5.000% 07/01/30	300,000	353,130
Montana Facility Finance Authority 4.750% 01/01/40	705,000	729,653
Montana Facility Finance Authority 4.500% 01/01/24	1,000,000	1,034,360
Montana Facility Finance Authority 5.000% 01/01/24	400,000	418,988
Montana Facility Finance Authority 5.500% 01/01/25	575,000	632,368
Montana Facility Finance Authority 5.750% 01/01/31	815,000	901,765
Montana Facility Finance Authority 5.000% 06/01/28	1,015,000	1,149,437
Montana Facility Finance Authority 5.000% 06/01/29	915,000	1,037,299
*Montana Facility Finance Authority 5.000% 06/01/22	1,100,000	1,101,727
County of Yellowstone MT 4.000% 10/01/29	710,000	762,086
		13,377,418
Housing (6.6%)
Montana Board of Housing 2.650% 06/01/21	125,000	126,919
Montana Board of Housing 2.650% 12/01/21	280,000	282,968
Montana Board of Housing 3.000% 06/01/23	155,000	157,576
Montana Board of Housing 3.000% 12/01/23	80,000	81,559
Montana Board of Housing 3.150% 06/01/24	325,000	331,087
Montana Board of Housing 3.150% 12/01/24	115,000	116,520
Montana Board of Housing 3.350% 06/01/25	145,000	146,380
Montana Board of Housing 3.875% 12/01/23	180,000	193,070
Montana Board of Housing 4.050% 06/01/24	160,000	172,602
Montana Board of Housing 4.050% 12/01/24	450,000	482,166
Montana Board of Housing 4.650% 12/01/28	250,000	266,565
Montana Board of Housing 5.050% 12/01/24	20,000	20,089
Montana Board of Housing 5.300% 12/01/29	105,000	105,470
*Montana Board of Housing 4.700% 12/01/26	715,000	740,969
Montana Board of Housing 4.850% 06/01/28	335,000	344,511
Montana Board of Housing 3.850% 06/01/19	465,000	471,143
Montana Board of Housing 2.650% 06/01/19	150,000	150,869
Montana Board of Housing 2.900% 06/01/20	150,000	151,359
Montana Board of Housing 3.100% 06/01/21	380,000	390,458
		4,732,280
Other Revenue (9.3%)
City of Billings MT 5.500% 07/01/26	300,000	312,096
City of Billings MT 4.550% 07/01/20	65,000	65,018
City of Billings MT 4.700% 07/01/21	70,000	70,023
City of Billings MT 4.800% 07/01/22	70,000	69,119
City of Billings MT 4.375% 07/01/29	490,000	500,731
*City of Billings MT 5.000% 07/01/33	900,000	927,162
City of Bozeman MT 4.950% 07/01/28	200,000	205,831
City & County of Butte Silver Bow MT 5.000% 07/01/21	600,000	615,000
Gallatin County Rural Improvement District 5.500% 07/01/25	600,000	600,294
*Gallatin County Rural Improvement District 6.000% 07/01/30	1,000,000	1,000,740
City of Great Falls MT 5.550% 07/01/29	275,000	285,379
City of Helena MT 4.625% 01/01/24	270,000	276,226
City of Helena MT 5.000% 01/01/29	175,000	179,527
Missoula Parking Commission 4.000% 10/01/26	835,000	897,182
City of Missoula MT 5.125% 07/01/26	125,000	125,935
Montana Facility Finance Authority 6.300% 10/01/20	505,000	506,409
		6,636,672
Transportation (7.5%)
City of Billings MT Airport Revenue 4.500% 07/01/18	800,000	803,488
City of Billings MT Airport Revenue 4.750% 07/01/19	350,000	359,832
City of Billings MT Airport Revenue 5.000% 07/01/20	235,000	246,287
Madison County Rural Improvement District 5.500% 07/01/25	770,000	770,454
*Madison County Rural Improvement District 6.000% 07/01/30	1,000,000	1,000,460
City of Missoula MT 4.750% 07/01/27	200,000	200,208
City of Missoula MT 6.000% 07/01/30	200,000	209,222
Missoula Special Improvement Districts/MT 4.600% 07/01/24	100,000	100,049
Missoula Special Improvement Districts/MT 4.600% 07/01/25	105,000	105,065
Missoula Special Improvement Districts/MT 5.400% 07/01/29	370,000	380,910
Missoula Special Improvement Districts/MT 4.000% 07/01/19	125,000	126,631
Missoula Special Improvement Districts/MT 4.625% 07/01/23	240,000	246,041
Missoula Special Improvement Districts/MT 5.250% 07/01/27	240,000	248,278
Missoula Special Improvement Districts/MT 5.500% 07/01/31	235,000	242,910
Montana Department of Transportation 5.000% 06/01/22	350,000	352,065
		5,391,900
Utilities (4.4%)
City of Billings MT 5.000% 07/01/28	400,000	476,860
City of Billings MT 5.000% 07/01/31	260,000	306,510
City of Billings MT Storm Sewer Revenue 4.000% 07/01/25	215,000	233,150
City of Billings MT Storm Sewer Revenue 4.000% 07/01/26	225,000	242,060
City of Billings MT Storm Sewer Revenue 4.000% 07/01/28	250,000	271,700
City of Billings MT Storm Sewer Revenue 4.000% 07/01/29	250,000	268,795
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/33	250,000	269,563
*City of Forsyth MT 5.000% 05/01/33	1,000,000	1,074,370
		3,143,008

TOTAL MUNICPAL BONDS (COST: $68,733,951)		$70,148,252

OTHER ASSETS LESS LIABILITIES (1.9%)		1,362,609

NET ASSETS (100.0%)		$71,510,861

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.1%)

Education (15.6%)
Barnes County North Public School District Building Authority 4.000% 05/01/22	$250,000	$257,788
State Board of Higher Education of the State of North Dakota 4.000% 04/01/25	415,000	457,289
State Board of Higher Education of the State of North Dakota 4.000% 04/01/28	365,000	391,138
State Board of Higher Education of the State of North Dakota 4.000% 04/01/26	435,000	468,556
State Board of Higher Education of the State of North Dakota 4.000% 04/01/33	500,000	520,135
State Board of Higher Education of the State of North Dakota 3.000% 08/01/26	265,000	271,670
State Board of Higher Education of the State of North Dakota 3.000% 08/01/27	275,000	276,914
State Board of Higher Education of the State of North Dakota 3.250% 08/01/28	280,000	286,235
State Board of Higher Education of the State of North Dakota 3.250% 08/01/29	290,000	292,442
State Board of Higher Education of the State of North Dakota 5.000% 04/01/25	160,000	165,403
University of North Dakota 5.000% 04/01/24	250,000	276,187
		3,663,757
General Obligation (17.9%)
City of Bismarck ND 3.000% 05/01/23	500,000	512,565
Bismarck Public School District No 1 4.000% 05/01/26	750,000	801,960
Dickinson Public School District No 1 4.000% 08/01/34	400,000	419,340
City of Fargo ND 5.000% 05/01/26	400,000	466,904
City of Fargo ND 4.000% 05/01/23	300,000	318,540
Mandan Public School District No 1 3.125% 08/01/24	200,000	208,140
City of Minot ND Airport Revenue 3.500% 10/01/25	570,000	589,454
City of Minot ND Airport Revenue 4.000% 10/01/28	355,000	370,002
*West Fargo Public School District No 6 4.000% 05/01/23	500,000	532,140
		4,219,045
Health Care (17.7%)
County of Burleigh ND 5.000% 07/01/22	300,000	339,336
County of Burleigh ND 4.500% 07/01/32	250,000	276,600
County of Burleigh ND 5.000% 07/01/35	500,000	547,105
County of Burleigh ND 5.050% 11/01/18	125,000	125,005
City of Fargo ND 5.500% 11/01/20	500,000	549,330
City of Fargo ND 6.000% 11/01/28	500,000	568,000
City of Grand Forks ND 5.000% 12/01/22	500,000	542,525
City of Grand Forks ND 4.000% 12/01/27	400,000	409,540
City of Grand Forks ND 5.000% 12/01/32	250,000	262,950
City of Grand Forks ND 5.125% 12/01/25	250,000	255,998
City of Grand Forks ND 3.000% 12/01/20	135,000	133,523
City of Langdon ND 6.200% 01/01/25	155,000	155,045
		4,164,957
Housing (9.0%)
North Dakota Housing Finance Agency 3.650% 01/01/20	60,000	61,501
North Dakota Public Finance Authority 4.500% 06/01/26	400,000	427,728
North Dakota Housing Finance Agency 2.900% 07/01/20	300,000	304,740
North Dakota Housing Finance Agency 3.050% 07/01/21	150,000	153,777
*North Dakota Housing Finance Agency 3.100% 01/01/26	1,165,000	1,180,355
		2,128,101
Other Revenue (20.0%)
Bismarck Parks & Recreation District 3.500% 04/01/25	280,000	284,046
Bismarck Parks & Recreation District 3.650% 04/01/27	295,000	298,817
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/32	400,000	411,660
City of Grand Forks ND 5.000% 12/15/27	500,000	579,560
City of Grand Forks ND 5.000% 12/15/28	250,000	287,660
Jamestown Park District/ND 4.000% 07/01/33	345,000	355,771
City of Mandan ND 4.000% 09/01/34	500,000	512,030
North Dakota Public Finance Authority 5.000% 06/01/20	115,000	115,026
North Dakota Public Finance Authority 5.000% 06/01/31	240,000	240,456
North Dakota Public Finance Authority 5.500% 10/01/27	250,000	254,980
North Dakota Public Finance Authority 6.000% 06/01/34	200,000	209,870
North Dakota Public Finance Authority 4.000% 06/01/30	400,000	420,812
North Dakota Public Finance Authority 4.000% 06/01/28	265,000	284,637
North Dakota Public Finance Authority 5.000% 06/01/28	130,000	149,477
*County of Ward ND 3.000% 04/01/22	300,000	305,862
		4,710,664
Transportation (6.4%)
Grand Forks Regional Airport Authority 4.600% 06/01/24	350,000	360,035
Grand Forks Regional Airport Authority 5.000% 06/01/29	500,000	517,160
Grand Forks Regional Airport Authority 4.500% 06/01/28	230,000	247,774
Grand Forks Regional Airport Authority 4.500% 06/01/28	370,000	389,640
		1,514,609
Utilities (9.5%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	502,380
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	684,173
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	268,559
*County of McLean ND 4.875% 07/01/2026	750,000	782,909
		2,238,021

TOTAL MUNICIPAL BONDS (COST: $21,962,974)		$22,639,154

OTHER ASSETS LESS LIABILITIES (3.9%)		912,602

NET ASSETS (100.0%)		$23,551,756

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$68,733,951	$21,962,974
Unrealized appreciation	$1,629,250	$700,959
Unrealized depreciation	($214,949)	($24,779)
Net unrealized appreciation (depreciation)*	$1,414,301	$676,180

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$70,148,252	$0	$70,148,252
Total	$0	$70,148,252	$0	$70,148,252

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$22,639,154	$0	$22,639,154
Total	$0	$22,639,154	$0	$22,639,154

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 30, 2018